UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY	10041
(Address of principal executive offices)	(Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: Funds Investors Services 1-800-822-5544

or

Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: July 31

Date of reporting period: January 31, 2009

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

SEMI-ANNUAL REPORT / JANUARY 31, 2009

Legg Mason Partners

Municipal High Income Fund

Managed by	WESTERN ASSET

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to maximize current income exempt from regular federal income tax*.

*	Certain investors may be subject to the federal alternative minimum tax (“AMT”), and state and local taxes will apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

What’s inside

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Western Asset Management Company (“Western Asset”) is the Fund’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc.

Letter from the chairman

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

Dear Shareholder,

The U.S. economy weakened significantly during the six-month reporting period ended January 31, 2009. Looking back, U.S. gross domestic product (“GDP”)i growth was 2.8% during the second quarter of 2008. Contributing to the economy’s expansion were rising exports that were buoyed by a weakening U.S. dollar. In addition, consumer spending accelerated, aided by the government’s tax rebate program. However, the dollar’s rally and the end of the rebate program, combined with other strains on the economy, caused GDP to take a step backward during the second half of 2008. According to the U.S. Department of Commerce, third quarter 2008 GDP declined 0.5% and its preliminary estimate for fourth quarter GDP decline was 6.2%, the latter being the worst quarterly reading since 1982.

While there were increasing signs that the U.S. was headed for a recession, the speculation ended in December 2008. At that time, the National Bureau of Economic Research (“NBER”) — which has the final say on when one begins and ends — announced that a recession had begun in December 2007. The NBER determined that a recession had already started using its definition, which is based on “a significant decline in economic activity spread across the economy, lasting more than a few months, normally visible in production, employment, real income and other indicators.”

Regardless of how one defines a recession, it has felt like we have been in the midst of a recession for quite some time. Consumer spending, which represents approximately two-thirds of GDP, has been disappointing. According to the International Council of Shopping Centers, retail sales rose a tepid 1% in 2008, the weakest level in at least thirty-eight years. In terms of the job market, the U.S. Department of Labor reported that payroll employment declined during each of the last thirteen months ended January 2009. Over that period, 3.6 million jobs were lost, with half of the total occurring during the last three months. In addition, in January 2009, the unemployment rate hit 7.6%, a sixteen-year high.

Ongoing issues related to the housing and subprime mortgage markets and seizing credit markets prompted the Federal Reserve Board (“Fed”)ii to take aggressive and, in some cases, unprecedented actions. When the reporting

Legg Mason Partners Municipal High Income Fund	I

Letter from the chairman continued

period began, the federal funds rateiii was 2.00%. While the Fed had cut rates a total of 2.25%, from 4.25% to 2.00% during the first four months of 2008, it then left rates on hold for several months. This was due to growing inflationary pressures as a result of soaring oil and commodity prices, coupled with the sagging U.S. dollar. However, as inflation receded along with oil prices and the global financial crisis escalated, the Fed cut rates twice in October 2008 to 1.00%. Then, in December 2008, it reduced the federal funds rate to a range of zero to 0.25% — a historic low — and maintained this stance during its next meeting in January 2009. In conjunction with the January meeting, the Fed stated that it “will employ all available tools to promote the resumption of sustainable economic growth and to preserve price stability. The focus of the Committee’s policy is to support the functioning of financial markets and stimulate the economy through open market operations and other measures that are likely to keep the size of the Federal Reserve’s balance sheet at a high level.”

In addition to the interest rate cuts, the Fed took several actions to improve liquidity in the credit markets. Prior to the beginning of the reporting period, in March 2008, it established a new lending program allowing certain brokerage firms, known as primary dealers, to also borrow from its discount window. Also in March, the Fed played a major role in facilitating the purchase of Bear Stearns by JPMorgan Chase. In mid-September 2008, it announced an $85 billion rescue plan for ailing AIG and pumped $70 billion into the financial system as Lehman Brothers’ bankruptcy and mounting troubles at other financial firms roiled the markets.

The U.S. Department of the Treasury has also taken an active role in attempting to stabilize the financial system, as it orchestrated the government’s takeover of mortgage giants Fannie Mae and Freddie Mac in September 2008. In addition, on October 3, 2008, the Treasury’s $700 billion Troubled Asset Relief Program (“TARP”) was approved by Congress and signed into law by former President Bush. President Obama has made reviving the economy a priority in his administration, as his economic stimulus package is expected to surpass $800 billion.

During the six-month reporting period ended January 31, 2009, both short- and long-term Treasury yields experienced periods of extreme volatility. While earlier in 2008 investors were focused on the subprime segment of the mortgage-backed market, these concerns broadened to include a wide range of financial institutions and markets. As a result, other fixed-income instruments also experienced increased price volatility. This unrest triggered several “flights to quality,” causing Treasury yields to move lower (and their prices higher), while riskier segments of the market saw their yields move higher (and their prices lower). This was particularly true toward the end of 2008, as the turmoil in the financial markets and sharply falling stock prices caused investors to flee securities that were perceived to be risky, even high-quality corporate bonds and high-grade municipal

II	Legg Mason Partners Municipal High Income Fund

bonds. On several occasions, the yield available from short-term Treasuries fell to nearly zero, as investors were essentially willing to forgo any return potential in order to access the relative safety of government-backed securities. During the six months ended January 31, 2009, two-year Treasury yields fell from 2.52% to 0.94%. Over the same time frame, ten-year Treasury yields moved from 3.99% to 2.87%.

The municipal bond market underperformed its taxable bond counterpart over the six months ended January 31, 2009. Over that period, the Barclays Capital Municipal Bond Indexiv and the Barclays Capital U.S. Aggregate Indexv returned 0.70% and 3.23%, respectively. Even though municipal securities typically hold up fairly well during periods of market volatility, the aforementioned flight to quality into Treasuries negatively impacted the tax-free bond market.

Performance review

For the six months ended January 31, 2009, Class A shares of Legg Mason Partners Municipal High Income Fund, excluding sales charges, returned -13.39%. The Fund’s unmanaged benchmark, the Barclays Capital Municipal Bond Index, returned 0.70% over the same time frame. The Lipper High Yield Municipal Debt Funds Category Average1 returned -18.31% for the same period.

Certain investors may be subject to the federal alternative minimum tax, and state and local taxes will apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended January 31, 2009, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 109 funds in the Fund’s Lipper category, and excluding sales charges.

Legg Mason Partners Municipal High Income Fund	III

Letter from the chairman continued

PERFORMANCE SNAPSHOT as of January 31, 2009 (excluding sales charges) (unaudited)
6 MONTHS (not annualized)
Municipal High Income Fund — Class A Shares	-13.39%
Barclays Capital Municipal Bond Index	0.70%
Lipper High Yield Municipal Debt Funds Category Average[1]	-18.31%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.
Excluding sales charges, Class B shares returned -14.06%, Class C shares returned -14.08% and Class I shares returned -13.77% over the six months ended January 31, 2009. All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply when shares are purchased or the deduction of taxes that a shareholder would pay on Fund distributions.
The 30-Day SEC Yields for the period ended January 31, 2009 for Class A, B, C and I shares were 6.16%, 5.90%, 5.88% and 6.60%, respectively. The 30-Day SEC Yield is the average annualized net investment income per share for the 30-day period indicated and is subject to change.
TOTAL ANNUAL OPERATING EXPENSES (unaudited)
As of the Fund’s most current prospectus dated November 25, 2008, the gross total operating expense ratios for Class A, Class B, Class C and Class I shares were 0.81%, 1.35%, 1.36% and 0.66%, respectively.

A special note regarding increased market volatility

In recent months, we have experienced a series of events that have impacted the financial markets and created concerns among both novice and seasoned investors alike. In particular, we have witnessed the failure and consolidation of several storied financial institutions, periods of heightened market volatility, and aggressive actions by the U.S. federal government to steady the financial markets and restore investor confidence. While we hope that the worst is over in terms of the issues surrounding the credit and housing crises, it is likely that the fallout will continue to impact the financial markets and the U.S. economy well into 2009.

Like all asset management firms, Legg Mason has not been immune to these difficult and, in some ways, unprecedented times. However, today’s challenges have only strengthened our resolve to do everything we can to help you reach your financial goals. Now, as always, we remain committed to providing you with excellent service and a full spectrum of investment choices. And rest assured, we will continue to work hard to ensure that our investment managers make every effort to deliver strong long-term results.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended January 31, 2009, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 109 funds in the Fund’s Lipper category, and excluding sales charges.

IV	Legg Mason Partners Municipal High Income Fund

We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our enhanced website, www.leggmason.com/individualinvestors. Here you can gain immediate access to many special features to help guide you through difficult times, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

During periods of market unrest, it is especially important to work closely with your financial advisor and remember that reaching one’s investment goals unfolds over time and through multiple market cycles. Time and again, history has shown that, over the long run, the markets have eventually recovered and grown.

Information about your fund

As you may be aware, several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. Affiliates of the Fund’s manager have, in recent years, received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the Fund’s response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The Fund is not in a position to predict the outcome of these requests and investigations.

Important information with regard to recent regulatory developments that may affect the Fund is contained in the Notes to Financial Statements included in this report.

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you meet your financial goals.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

February 27, 2009

Legg Mason Partners Municipal High Income Fund	V

Letter from the chairman continued

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: The Fund’s investments are subject to interest rate and credit risks. As interest rates rise, bond prices fall, reducing the value of the Fund’s share price. A significant portion of portfolio holdings may be invested in lower-quality securities, which present greater risk of loss of principal and interest than higher-rated securities. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for more information on these and other risks.

All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

iii

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

iv	The Barclays Capital (formerly Lehman Brothers) Municipal Bond Index is a market value weighted index of investment grade municipal bonds with maturities of one year or more.

[v]

The Barclays Capital (formerly Lehman Brothers) U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

VI	Legg Mason Partners Municipal High Income Fund

Fund at a glance (unaudited)

INVESTMENT BREAKDOWN (%) As a percent of total investments — January 31, 2009

Legg Mason Partners Municipal High Income Fund 2009 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (load) on purchase payments; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on August 1, 2008 and held for the six months ended January 31, 2009.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

BASED ON ACTUAL TOTAL RETURN[1]
	ACTUAL TOTAL RETURN WITHOUT SALES CHARGES[2]	BEGINNING ACCOUNT VALUE	ENDING ACCOUNT VALUE	ANNUALIZED EXPENSE RATIO	EXPENSES PAID DURING THE PERIOD[3]
Class A	(13.39)%	$1,000.00	$866.10	0.78%	$3.67
Class B	(14.06)	1,000.00	859.40	1.33	6.23
Class C	(14.08)	1,000.00	859.20	1.33	6.23
Class I	(13.77)	1,000.00	862.30	0.62	2.91

[1]	For the six months ended January 31, 2009.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A shares or the applicable contingent deferred sales charges (“CDSC”) with respect to Class B and C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

2	Legg Mason Partners Municipal High Income Fund 2009 Semi-Annual Report

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

BASED ON HYPOTHETICAL TOTAL RETURN[1]
	HYPOTHETICAL ANNUALIZED TOTAL RETURN	BEGINNING ACCOUNT VALUE	ENDING ACCOUNT VALUE	ANNUALIZED EXPENSE RATIO	EXPENSES PAID DURING THE PERIOD[2]
Class A	5.00%	$1,000.00	$1,021.27	0.78%	$3.97
Class B	5.00	1,000.00	1,018.50	1.33	6.77
Class C	5.00	1,000.00	1,018.50	1.33	6.77
Class I	5.00	1,000.00	1,022.08	0.62	3.16

[1]	For the six months ended January 31, 2009.

[2]

Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

Legg Mason Partners Municipal High Income Fund 2009 Semi-Annual Report	3

Schedule of investments (unaudited)

January 31, 2009

LEGG MASON PARTNERS MUNICIPAL HIGH INCOME FUND
FACE AMOUNT	SECURITY	VALUE

MUNICIPAL BONDS — 94.0%
	Alabama — 0.6%
$2,980,000	Baldwin County, AL, Board of Education, AMBAC, 5.000% due 6/1/26	$2,983,934
	Alaska — 0.4%
2,300,000	Alaska Industrial Development & Export Authority Revenue, Williams Lynxs Alaska Cargoport, 8.125% due 5/1/31(a)	1,852,374
	Arizona — 0.8%
2,900,000	Arizona Health Facilities Authority Revenue, Catholic Healthcare West, 6.625% due 7/1/20(b)	3,163,871
1,000,000	Pima County, AZ, IDA, Educational Revenue, Noah Webster Basic, 6.125% due 12/15/34	720,090
	Total Arizona	3,883,961
	Arkansas — 1.1%
	Arkansas State Development Financing Authority:
4,000,000	Hospital Revenue, Washington Regional Medical Center, 7.375% due 2/1/29(b)	4,196,680
1,000,000	Industrial Facilities Revenue, Potlatch Corp. Projects, 7.750% due 8/1/25(a)	749,600
	Total Arkansas	4,946,280
	California — 8.3%
6,000,000	Barona, CA, Band of Mission Indians, GO, 8.250% due 1/1/20	5,388,000
	California EFA Revenue, College and University Financing Program:
1,440,000	5.000% due 2/1/12	1,361,232
1,595,000	5.000% due 2/1/14	1,433,921
1,670,000	5.000% due 2/1/15	1,467,011
5,000,000	California Health Facilities Financing Authority Revenue, Kaiser Permanante, 5.250% due 4/1/39	4,133,650
	California Statewide CDA Revenue:
1,000,000	East Campus Apartments LLC, 5.625% due 8/1/34	719,060
15,000,000	Lodi Memorial Hospital, California Mortgage Insurance, 5.000% due 12/1/37	11,449,200
	Senior Living-Presbyterian Homes:
1,920,000	4.750% due 11/15/26	1,261,613
6,000,000	4.875% due 11/15/36	3,563,640
3,150,000	Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Revenue, 7.875% due 6/1/42(b)(c)	3,901,149
1,250,000	Redding, CA, RDA, Tax Allocation, Shastec Redevelopment Project, 5.000% due 9/1/36	927,038
3,000,000	Vallejo, CA, COP, Touro University, 7.375% due 6/1/29(b)	3,127,590
	Total California	38,733,104

See Notes to Financial Statements.

4	Legg Mason Partners Municipal High Income Fund 2009 Semi-Annual Report

LEGG MASON PARTNERS MUNICIPAL HIGH INCOME FUND
FACE AMOUNT	SECURITY	VALUE

	Colorado — 4.2%
	Colorado Educational & Cultural Facilities Authority Revenue:
	Charter School:
$1,285,000	Peak to Peak Project, 7.500% due 8/15/21(b)	$1,451,999
1,500,000	Refunding, Jefferson Project, 6.000% due 6/15/33	1,068,480
2,585,000	Cheyenne Mountain Charter, 5.375% due 6/15/38	1,843,441
	Colorado Health Facilities Authority Revenue:
2,000,000	Christian Living Communities Project, 5.750% due 1/1/37	1,212,980
1,000,000	Parkview Medical Center Project, 6.600% due 9/1/25(b)	1,132,960
11,000,000	Public Authority for Colorado Energy, Natural Gas Purchase Revenue, 6.500% due 11/15/38	9,085,010
4,000,000	Reata South Metropolitan District, CO, GO, 7.250% due 6/1/37	2,715,040
1,000,000	Southlands, CO, Metropolitan District No. 1, GO, 7.125% due 12/1/34(b)	1,284,250
	Total Colorado	19,794,160
	Connecticut — 0.7%
4,000,000	Connecticut State Development Authority, IDR, AFCO Cargo LLC Project, 8.000% due 4/1/30(a)	3,300,640
	Delaware — 0.1%
1,000,000	New Castle County, DE, Revenue, Newark Charter School Inc. Project, 5.000% due 9/1/36	621,670
	District of Columbia — 0.2%
1,000,000	District of Columbia COP, District Public Safety & Emergency, AMBAC, 5.500% due 1/1/19	1,044,450
	Florida — 4.0%
1,000,000	Bonnet Creek Resort Community Development District, Special Assessment, 7.500% due 5/1/34	752,280
6,995,000	Gramercy Farms Community, Development District Special Assessment, 5.100% due 5/1/14	5,589,704
1,000,000	Hillsborough County, FL, IDA Revenue, National Gypsum Convention, 7.125% due 4/1/30(a)	534,990
2,000,000	Miami-Dade County, FL, Solid Waste Systems Revenue, MBIA, 5.000% due 10/1/18	2,149,660
2,000,000	Orange County, FL, Health Facilities Authority Revenue, First Mortgage, GF, Orlando Inc. Project, 9.000% due 7/1/31	1,857,240
2,500,000	Reunion East Community Development District, Special Assessment, 7.375% due 5/1/33	1,945,425
	Seminole Tribe Florida Special Obligation Revenue:
5,000,000	5.750% due 10/1/22(d)	3,962,150
3,000,000	5.250% due 10/1/27(d)	2,027,970
	Total Florida	18,819,419

See Notes to Financial Statements.

Legg Mason Partners Municipal High Income Fund 2009 Semi-Annual Report	5

Schedule of investments (unaudited) continued

January 31, 2009

LEGG MASON PARTNERS MUNICIPAL HIGH INCOME FUND
FACE AMOUNT	SECURITY	VALUE

	Georgia — 2.9%
	Atlanta, GA, Development Authority Educational Facilities Revenue, Science Park LLC Project:
$5,865,000	5.000% due 7/1/32	$5,120,087
2,685,000	5.000% due 7/1/39	2,286,304
1,500,000	Gainesville & Hall County, GA, Development Authority Revenue, Senior Living Facilities, Lanier Village Estates, 7.250% due 11/15/29	1,347,705
4,000,000	Marietta, GA, Development Authority Revenue, Life University Inc. Project, 7.000% due 6/15/39	2,669,480
2,000,000	Savannah, GA, EDA, Revenue, College of Arts & Design Inc. Project, 6.900% due 10/1/29(b)	2,118,040
	Total Georgia	13,541,616
	Idaho — 0.4%
2,345,000	Idaho Health Facilities Authority Revenue, Portneuf Medical Center Project, Radian, 5.250% due 9/1/24	1,999,722
	Illinois — 3.7%
15,000	Chicago, IL, Metropolitan HDC, Mortgage Revenue, Section 8, FHA, 6.700% due 7/1/12	15,082
	Illinois DFA:
2,000,000	Chicago Charter School Foundation Project, 6.250% due 12/1/32(b)	2,360,000
3,250,000	Citgo Petroleum Corp. Project, 8.000% due 6/1/32(a)	2,797,730
	Illinois Finance Authority Revenue:
3,000,000	Refunding, Chicago Charter School Project, 5.000% due 12/1/36	1,843,080
2,500,000	Refunding, OSF Healthcare Systems, 5.750% due 11/15/37	2,048,975
9,985,000	Illinois Finance Authority, Student Housing, Revenue, Refunding, Educational Advancement Fund Inc., 5.250% due 5/1/34	6,343,271
1,500,000	Illinois Health Facilities Authority Revenue, Passavant Memorial Area Hospital, 6.000% due 10/1/24(b)	1,642,500
	Total Illinois	17,050,638
	Indiana — 0.6%
2,000,000	Indiana Health Facilities Financing Authority, Hospital Revenue, Riverview Hospital Project, 6.125% due 8/1/31	1,566,760
1,400,000	Vanderburgh County, IN, Redevelopment Commission, Redevelopment District Tax Increment, 5.250% due 2/1/31	1,131,256
	Total Indiana	2,698,016
	Kansas — 1.6%
5,000,000	Burlington, KS, Environmental Improvement Revenue, Kansas City Power & Light, FGIC, 5.375% due 9/1/35(e)	5,325,750
2,000,000	Overland Park, KS, Development Corp. Revenue, First Tier, 7.375% due 1/1/32(b)	2,226,320
	Total Kansas	7,552,070

See Notes to Financial Statements.

6	Legg Mason Partners Municipal High Income Fund 2009 Semi-Annual Report

LEGG MASON PARTNERS MUNICIPAL HIGH INCOME FUND
FACE AMOUNT	SECURITY	VALUE

	Kentucky — 1.6%
$10,000,000	Louisville & Jefferson County, KY, Metro Government Health System Revenue, Norton Healthcare Inc., 5.250% due 10/1/36	$7,237,900
	Louisiana — 2.4%
1,000,000	Epps, LA, COP, 8.000% due 6/1/18	901,110
2,150,000	Louisiana Local Government Environmental Facilities, CDA Revenue, Capital Project & Equipment Acquisition Program, ACA, 6.550% due 9/1/25	1,736,770
6,000,000	Rapides, LA, Finance Authority Revenue, Cleco Power LLC Project, 6.000% due 10/1/38(a)(e)	5,947,320
4,000,000	St. John Baptist Parish, LA, Revenue, Marathon Oil Corp., 5.125% due 6/1/37	2,695,080
	Total Louisiana	11,280,280
	Maryland — 2.7%
1,000,000	Maryland Industrial Development Financing Authority Economic Development Revenue, Our Lady of Good Counsel School, 6.000% due 5/1/35	684,840
3,500,000	Maryland State Economic Development Corp. Revenue, Chesapeake Bay, 7.730% due 12/1/27(b)	3,745,350
5,000,000	Maryland State Economic Development Corp. Student Housing Revenue, University of Maryland College Park Projects, 5.800% due 6/1/38	3,517,150
	Maryland State Health & Higher EFA Revenue:
	Maryland Institute College of Art:
1,900,000	5.000% due 6/1/21	1,501,247
2,095,000	5.000% due 6/1/24	1,581,662
	Washington Christian Academy:
250,000	5.250% due 7/1/18	193,980
1,170,000	5.500% due 7/1/38	690,909
750,000	Washington County Hospital, 5.750% due 1/1/38	554,910
	Total Maryland	12,470,048
	Massachusetts — 5.1%
1,340,000	Boston, MA, Industrial Development Financing Authority Revenue, Roundhouse Hospitality LLC Project, 7.875% due 3/1/25(a)	1,032,148
15,000,000	Massachusetts Educational Financing Authority Education Loan Revenue, 6.125% due 1/1/22(a)	14,861,250
3,000,000	Massachusetts State DFA Revenue, Briarwood, 8.250% due 12/1/30(b)(c)	3,402,870
	Massachusetts State HEFA Revenue:
2,000,000	Caritas Christi Obligation, 6.750% due 7/1/16	1,933,300
4,000,000	UMass Memorial Health Care Inc., 5.000% due 7/1/33	2,698,640
	Total Massachusetts	23,928,208

See Notes to Financial Statements.

Legg Mason Partners Municipal High Income Fund 2009 Semi-Annual Report	7

Schedule of investments (unaudited) continued

January 31, 2009

LEGG MASON PARTNERS MUNICIPAL HIGH INCOME FUND
FACE AMOUNT	SECURITY	VALUE

	Michigan — 4.2%
$3,500,000	Allen Academy, MI, COP, 8.000% due 6/1/33	$2,683,555
	Cesar Chavez Academy, COP:
1,635,000	6.500% due 2/1/33	1,243,483
1,600,000	8.000% due 2/1/33(c)	1,452,384
15,000,000	Michigan State Hospital Finance Authority, Refunding Hospital, Sparrow Obligated, 5.000% due 11/15/31	10,131,300
4,000,000	Royal Oak, MI, Hospital Finance Authority Revenue, William Beaumont Hospital, 8.250% due 9/1/39	4,061,440
	Total Michigan	19,572,162
	Minnesota — 0.5%
1,700,000	Sartell, MN, Health Care & Housing Facilities Revenue, Foundation for Health Care Project, 8.000% due 9/1/30	1,453,942
	St. Paul, MN, Port Authority Lease Revenue, Regions Hospital Parking Ramp Project:
475,000	5.000% due 8/1/21	327,285
1,375,000	5.000% due 8/1/36	771,952
	Total Minnesota	2,553,179
	Missouri — 2.3%
495,000	Kansas City, MO, Tax Increment Financing Commission, Tax Increment Revenue, Maincor Project, 5.000% due 3/1/12	454,177
5,070,000	Missouri State Health & EFA Revenue, St. Lukes Episcopal, 5.000% due 12/1/20	4,705,720
	Raytown, MO, Annual Appropriation Supported Tax, Raytown Live Redevelopment Plan Project 1:
1,000,000	5.000% due 12/1/19	1,052,780
1,555,000	5.000% due 12/1/20	1,605,118
1,750,000	5.125% due 12/1/25	1,666,735
1,325,000	St. Joseph, MO, IDA, Sewer Systems Improvements Project, 5.000% due 4/1/27	1,242,996
	Total Missouri	10,727,526
	Montana — 0.4%
3,240,000	Montana State Board of Investment, Resource Recovery Revenue, Yellowstone Energy LP Project, 7.000% due 12/31/19(a)	1,865,786
	New Hampshire — 0.7%
	New Hampshire HEFA Revenue:
2,000,000	Covenant Health System, 5.500% due 7/1/34	1,646,380
1,500,000	New Hampshire College, 7.500% due 1/1/31(b)	1,680,810
	Total New Hampshire	3,327,190
	New Jersey — 6.0%
3,750,000	New Jersey EDA, Retirement Community Revenue, SeaBrook Village Inc., 8.250% due 11/15/30(b)	4,224,487

See Notes to Financial Statements.

8	Legg Mason Partners Municipal High Income Fund 2009 Semi-Annual Report

LEGG MASON PARTNERS MUNICIPAL HIGH INCOME FUND
FACE AMOUNT	SECURITY	VALUE

	New Jersey — 6.0% continued
	New Jersey EDA Revenue, Newark Downtown District Management Corp.:
$400,000	5.125% due 6/15/27	$262,456
700,000	5.125% due 6/15/37	414,960
3,545,000	New Jersey EFA Revenue, Stevens Institute of Technology, 5.000% due 7/1/27	2,774,317
	New Jersey Health Care Facilities Financing Authority Revenue, Trinitas Hospital Obligation Group:
9,000,000	5.250% due 7/1/30	6,204,060
5,000,000	7.500% due 7/1/30(b)	5,482,450
11,000,000	New Jersey State, EDA, Revenue, Refunding, 6.875% due 1/1/37(a)	8,688,460
	Total New Jersey	28,051,190
	New Mexico — 1.3%
	Otero County, NM:
	COP, Jail Project Revenue:
1,630,000	5.750% due 4/1/18	1,313,617
500,000	6.000% due 4/1/23	375,325
500,000	6.000% due 4/1/28	352,570
3,000,000	Jail Project Revenue, 7.500% due 12/1/24	2,576,400
1,500,000	Sandoval County, NM, Incentive Payment Revenue, Refunding, 5.000% due 6/1/20	1,566,810
	Total New Mexico	6,184,722
	New York — 4.1%
1,000,000	Brookhaven, NY, IDA Civic Facilities Revenue, Memorial Hospital Medical Center Inc., 8.250% due 11/15/30(b)	1,132,250
2,500,000	Dutchess County, NY, Industrial Development Agency, Civic Facility Revenue, Refunding, Bard College, 5.000% due 8/1/46	2,021,125
1,000,000	Herkimer County, NY, IDA, Folts Adult Home, FHA, GNMA, 5.500% due 3/20/40	995,190
1,000,000	Monroe County, NY, IDA, Civic Facilities Revenue, Woodland Village Project, 8.550% due 11/15/32(b)	1,145,360
3,300,000	Nassau County, NY, Industrial Development Agency Revenue, Continuing Care Retirement, Amsterdam at Harborside, 6.700% due 1/1/43	2,421,936
5,000,000	New York, NY, GO, 5.000% due 8/1/26	4,863,650
	New York City, NY, IDA, Civic Facilities Revenue:
2,475,000	Amboy Properties Corp. Project, 6.750% due 6/1/20	2,102,859
550,000	Community Hospital Brooklyn, 6.875% due 11/1/10	549,252
1,555,000	Special Needs Facilities Pooled Program, 8.125% due 7/1/19(b)	1,678,172
2,500,000	New York State Dormitory Authority Revenue, Mental Health Services Facilities Improvement, AMBAC, 5.000% due 2/15/35	2,180,900
	Total New York	19,090,694

See Notes to Financial Statements.

Legg Mason Partners Municipal High Income Fund 2009 Semi-Annual Report	9

Schedule of investments (unaudited) continued

January 31, 2009

LEGG MASON PARTNERS MUNICIPAL HIGH INCOME FUND
FACE AMOUNT	SECURITY	VALUE

	North Carolina — 0.4%
$1,815,000	North Carolina Medical Care Community, Health Care Facilities Revenue, First Mortgage, DePaul Community Facilities Project, 7.625% due 11/1/29(b)	$1,936,605
	Ohio — 0.8%
500,000	Cleveland-Cuyahoga County, OH, Port Authority Revenue, Senior Housing St. Clarence, 6.125% due 5/1/26	334,500
2,500,000	Cuyahoga County, OH, Hospital Facilities Revenue, Canton Inc. Project, 7.500% due 1/1/30	2,142,925
2,000,000	Miami County, OH, Hospital Facilities Revenue, Refunding & Improvement Upper Valley Medical Center, 5.250% due 5/15/26	1,475,520
	Total Ohio	3,952,945
	Oklahoma — 0.5%
290,000	Oklahoma HFA, Single-Family Mortgage, GNMA, 7.997% due 8/1/18(a)	291,154
2,200,000	Tulsa, OK, Municipal Airport Revenue, American Airlines, 7.350% due 12/1/11	2,050,466
	Total Oklahoma	2,341,620
	Oregon — 0.2%
	Klamath Falls, OR, Inter Community Hospital Authority Revenue:
630,000	Merle West Medical Center, 6.250% due 9/1/31(b)	742,165
370,000	Unrefunded Balance, Merle West Medical Center, 6.250% due 9/1/31	294,417
	Total Oregon	1,036,582
	Pennsylvania — 6.1%
1,000,000	Cumberland County, PA, Municipal Authority Retirement Community Revenue, Wesley Affiliate Services Inc. Project, 7.250% due 1/1/35(b)	1,208,600
5,000,000	Dauphin County, PA, General Authority Revenue, Office & Packaging, 6.000% due 1/1/25	3,662,900
3,000,000	Harrisburg, PA, Authority University Revenue, Harrisburg University of Science, 6.000% due 9/1/36	2,269,620
1,000,000	Hazleton, PA, Health Services Authority, Hospital Revenue, St. Joseph’s Medical Center, 6.200% due 7/1/26	808,310
1,000,000	Lebanon County, PA, Health Facilities Authority Revenue, Good Samaritan Hospital Project, 6.000% due 11/15/35	726,810
3,500,000	Lehigh County, PA, General Purpose Authority Revenue, First Mortgage Bible Fellowship Church Home Inc., 7.750% due 11/1/33	2,977,450
935,000	Northumberland County, PA, IDA Facilities Revenue, NHS Youth Services Inc. Project, 7.500% due 2/15/29	710,329
	Pennsylvania Economic Development Financing Authority:
3,000,000	Exempt Facilities Revenue, Reliant Energy Seward, 6.750% due 12/1/36(a)(e)	2,243,850

See Notes to Financial Statements.

10	Legg Mason Partners Municipal High Income Fund 2009 Semi-Annual Report

LEGG MASON PARTNERS MUNICIPAL HIGH INCOME FUND
FACE AMOUNT	SECURITY	VALUE

	Pennsylvania — 6.1% continued
$1,000,000	Solid Waste Disposal Revenue, Waste Management Inc. Project, 5.100% due 10/1/27(a)	$665,770
10,000,000	Philadelphia, PA, Hospitals & Higher EFA Hospital Revenue, Temple University Hospital, 6.625% due 11/15/23	8,489,000
4,000,000	Westmoreland County, PA, IDA Revenue, Health Care Facilities, Redstone Highlands Health, 8.125% due 11/15/30(b)	4,516,400
	Total Pennsylvania	28,279,039
	Puerto Rico — 1.5%
7,500,000	Puerto Rico Electric Power Authority, Power Revenue, 5.250% due 7/1/25	6,770,475
	Rhode Island — 0.2%
1,000,000	Central Falls, RI, Detention Facility Corp., Detention Facilities Revenue Refunding, 7.250% due 7/15/35	684,020
	South Carolina — 0.7%
2,000,000	Newberry County, SC, Special Source Revenue, Refunding J.F. Hawkins Nursing Home, Radian, 5.000% due 3/1/30	1,726,480
2,000,000	Richland County, SC, Environmental Improvement Revenue, International Paper Co. Project, 6.100% due 4/1/23(a)	1,441,860
	Total South Carolina	3,168,340
	Tennessee — 1.3%
1,500,000	Clarksville, TN, Natural Gas Acquisition Corp. Gas Revenue, 5.000% due 12/15/21	1,158,495
5,070,000	Knox County, TN, Health, Educational & Housing Facilities Board Revenue, University Health Systems Inc., 5.000% due 4/1/18	4,386,158
1,000,000	Shelby County, TN, Health Educational & Housing Facilities Board Revenue, Trezevant Manor Project, 5.750% due 9/1/37	627,040
	Total Tennessee	6,171,693
	Texas — 17.0%
5,070,000	Austin-Bergstrom, TX, Landhost Enterprises Inc., Airport Hotel, Senior, 6.750% due 4/1/27(f)	3,321,712
2,665,000	Bexar County, TX, Housing Financial Corp., MFH Revenue, Continental Lady Ester, 6.875% due 6/1/29(b)	2,772,186
7,800,000	Brazos River Authority Texas PCR, TXU Co., 8.250% due 5/1/33(a)(d)	4,316,832
11,500,000	Brazos River, TX, Harbor Industrial Development Corp., Environmental Facilities Revenue, Dow Chemical Co., 5.900% due 5/1/38(a)(e)	7,633,815
	Brazos River, TX, Harbor Navigation District, Brazoria County Environmental, Dow Chemical Co. Project:
10,000,000	5.950% due 5/15/33(a)(e)	6,506,800
1,000,000	6.625% due 5/15/33(a)	713,170
3,000,000	Burnet County, TX, Public Facility Project Revenue, 7.750% due 8/1/29	2,381,730

See Notes to Financial Statements.

Legg Mason Partners Municipal High Income Fund 2009 Semi-Annual Report	11

Schedule of investments (unaudited) continued

January 31, 2009

LEGG MASON PARTNERS MUNICIPAL HIGH INCOME FUND
FACE AMOUNT	SECURITY	VALUE

	Texas — 17.0% continued
$1,665,000	Dallas-Fort Worth, TX, International Airport Facilities Improvement Corp. Revenue, American Airlines Inc., Guarantee Agreement, 6.375% due 5/1/35(a)	$725,840
105,000	Denton County, TX, Reclamation Road District, 8.500% due 6/1/16	91,378
1,400,000	Garza County, TX, Public Facility Corp., 5.500% due 10/1/19	1,204,224
3,000,000	Gulf Coast of Texas, IDA, Solid Waste Disposal Revenue, CITGO Petroleum Corp. Project, 7.500% due 5/1/25(a)(e)	2,922,390
5,135,000	Harris County, TX, Cultural Education Facilities Finance Corp., Medical Facilities Revenue, Baylor College of Medicine, 5.625% due 11/15/32	4,873,577
6,645,000	Houston, TX, Airport Systems Revenue, Special Facilities, Continental Airlines Inc. Project, 6.125% due 7/15/27(a)	3,706,315
	Maverick County, TX, Public Facility Corp. Project Revenue:
635,000	6.250% due 2/1/24	476,714
520,000	6.375% due 2/1/29	374,608
	Midlothian, TX, Development Authority, Tax Increment Contract Revenue:
3,000,000	7.875% due 11/15/26(b)	3,508,950
2,500,000	6.200% due 11/15/29	1,761,675
1,105,000	Refunding, Subordinated Lien, 5.125% due 11/15/26	704,206
	North Texas Tollway Authority Revenue:
10,000,000	5.750% due 1/1/33	8,876,200
10,000,000	5.750% due 1/1/40	9,357,500
1,995,000	Port Corpus Christi, TX, Celanese Project, 6.450% due 11/1/30	1,167,833
	San Leanna Educational Facilities Corp., Education Revenue, Saint Edwards University Project:
1,000,000	5.000% due 6/1/20	797,620
2,000,000	5.125% due 6/1/22	1,552,980
1,100,000	Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Revenue, Northwest Senior Housing Edgemere Project, 5.750% due 11/15/12	1,035,089
1,000,000	Texas State Public Finance Authority, Charter School Finance Corp. Revenue, Uplift Education, 5.875% due 12/1/36	679,650
	Willacy County, TX:
6,500,000	Local Government Corp. Revenue, 6.875% due 9/1/28	4,866,420
	PFC Project Revenue:
3,000,000	8.250% due 12/1/23	2,554,980
690,000	County Jail, 7.500% due 11/1/25	552,904
	Total Texas	79,437,298

See Notes to Financial Statements.

12	Legg Mason Partners Municipal High Income Fund 2009 Semi-Annual Report

LEGG MASON PARTNERS MUNICIPAL HIGH INCOME FUND
FACE AMOUNT	SECURITY	VALUE

	Virginia — 2.3%
$1,040,000	Alexandria, VA, Redevelopment & Housing Authority, MFH Revenue, Parkwood Court Apartments Project, 8.125% due 4/1/30	$872,674
1,000,000	Broad Street CDA Revenue, 7.500% due 6/1/33	762,190
6,000,000	Chesterfield County, VA, EDA, Solid Waste and Sewer Disposal Revenue, Virginia Electric Power Co. Project, 5.600% due 11/1/31(a)	4,858,620
	Virginia Beach, VA, Development Authority MFH Revenue, Residential Rental:
2,400,000	Hampton Project, 7.500% due 10/1/39(a)	2,007,264
2,400,000	Mayfair Project, 7.500% due 10/1/39(a)	2,007,264
	Total Virginia	10,508,012
	West Virginia — 1.7%
11,450,000	Pleasants County, WV, PCR, Refunding County Commission Allegheny, 5.250% due 10/15/37	8,052,785
	Wisconsin — 0.4%
	Wisconsin State HEFA Revenue:
1,000,000	Aurora Health Care, 6.400% due 4/15/33	792,550
1,500,000	Marshfield Clinic, 6.000% due 2/15/25	1,156,500
	Total Wisconsin	1,949,050
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $525,035,734)	439,399,403
SHORT-TERM INVESTMENTS — 4.6%
	Georgia — 0.2%
900,000	Gainesville & Hall County, GA, Hospital Authority Revenue Anticipatory CTFS, Northeast Georgia Health System Inc., LOC-Wachovia Bank N.A., 0.620%, 2/2/09(g)	900,000
	Massachusetts — 0.9%
4,100,000	Massachusetts State HEFA, Museum of Fine Arts, SPA-Bank of America N.A., 0.250%, 2/2/09(g)	4,100,000
	Mississippi — 1.3%
6,100,000	Mississippi Development Bank, Special Obligation, Harrison, FSA, SPA-Dexia Credit Local, 2.500%, 2/5/09(g)	6,100,000
	New York — 0.6%
	New York City, NY:
2,300,000	GO, Subordinated, MBIA, SPA-Wachovia Bank, 0.750%, 2/2/09(g)	2,300,000
500,000	MFA Water & Sewer System Revenue, Second General Resolution, SPA-Bank of Nova Scotia, 0.300%, 2/2/09(g)	500,000
	Total New York	2,800,000
	North Carolina — 0.1%
600,000	North Carolina Medical Care Commission, Health Care Facilities Revenue, Carol Woods Project, Radian, LOC-Branch Banking & Trust, 0.620%, 2/2/09(g)	600,000

See Notes to Financial Statements.

Legg Mason Partners Municipal High Income Fund 2009 Semi-Annual Report	13

Schedule of investments (unaudited) continued

January 31, 2009

LEGG MASON PARTNERS MUNICIPAL HIGH INCOME FUND
FACE AMOUNT	SECURITY	VALUE

	Pennsylvania — 0.9%
$2,200,000	Beaver County, PA, FSA, SPA-Dexia Credit Local, 3.750%, 2/5/09(g)	$2,200,000
1,100,000	Geisinger Authority, PA, Health System Revenue, Geisinger Health System, SPA-Bank of America N.A., 0.450%, 2/2/09(g)	1,100,000
800,000	Montgomery County, PA, IDA Revenue, Friends’ Central School Corp. Project, LOC-Wachovia Bank N.A., 0.550%, 2/5/09(g)	800,000
	Total Pennsylvania	4,100,000
	Puerto Rico — 0.2%
1,000,000	Commonwealth of Puerto Rico, GO, Refunding, Public Improvements, FSA, SPA-Dexia Credit Local, 0.670%, 2/2/09(g)	1,000,000
	Tennessee — 0.0%
100,000	Chattanooga, TN, Health Educational & Housing Facility Board Revenue, Siskin Hospital for Physical Rehabilitation Inc., LOC-Bank of America N.A., 0.400%, 2/2/09(g)	100,000
	Texas — 0.1%
400,000	Gregg County, TX, Health Facilities Development Corp., Hospital Revenue, Good Shepherd Hospital Inc., Radian, LOC-JPMorgan Chase, 0.800%, 2/2/09(g)	400,000
	Virginia — 0.3%
	Virginia Commonwealth University, VA, AMBAC:
700,000	LOC-Wachovia Bank N.A., 0.520%, 2/2/09(g)	700,000
600,000	LOC-Wachovia Bank N.A., SPA-Wachovia Bank N.A., 0.350%, 2/2/09(g)	600,000
	Total Virginia	1,300,000
	TOTAL SHORT-TERM INVESTMENTS (Cost — $21,400,000)	21,400,000
	TOTAL INVESTMENTS — 98.6% (Cost — $546,435,734#)	460,799,403
	Other Assets in Excess of Liabilities — 1.4%	6,642,570
	TOTAL NET ASSETS — 100.0%	$467,441,973

(a)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(b)

Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(c)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(d)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(e)	Variable rate security. Interest rate disclosed is that which is in effect at January 31, 2009.

(f)	Security is currently in default.

(g)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer on no more than 7 days notice. Date shown is the date of the next interest rate change.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

14	Legg Mason Partners Municipal High Income Fund 2009 Semi-Annual Report

LEGG MASON PARTNERS MUNICIPAL HIGH INCOME FUND

Abbreviations used in this schedule:
ACA	—American Capital Assurance — Insured Bonds
AMBAC	—Ambac Assurance Corporation — Insured Bonds
CDA	—Community Development Authority
COP	—Certificate of Participation
CTFS	—Certificates
DFA	—Development Finance Agency
EDA	—Economic Development Authority
EFA	—Educational Facilities Authority
FGIC	—Financial Guaranty Insurance Company — Insured Bonds
FHA	—Federal Housing Administration
FSA	—Financial Security Assurance — Insured Bonds
GF	—General Fund
GNMA	—Government National Mortgage Association
GO	—General Obligation
HDC	—Housing Development Corporation
HEFA	—Health & Educational Facilities Authority
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
IDR	—Industrial Development Revenue
LOC	—Letter of Credit
MBIA	—Municipal Bond Investors Assurance Corporation — Insured Bonds
MFA	—Municipal Finance Authority
MFH	—Multi-Family Housing
PCR	—Pollution Control Revenue
PFC	—Public Facilities Corporation
RDA	—Redevelopment Agency
Radian	—Radian Asset Assurance
SPA	—Standby Bond Purchase Agreement — Insured Bonds

SUMMARY OF INVESTMENTS BY INDUSTRY*
Hospitals	23.2%
Education	16.5
Pre-refunded/escrowed to maturity	13.8
Industrial development	13.3
Leasing	5.9
Transportation	5.5
Electric	4.6
Special tax	4.4
Resource recovery	4.3
Local general obligation	3.0
Miscellaneous	2.2
Housing	1.2
Water & sewer	0.8
General obligation	0.7
Public facilities	0.5
Other revenue	0.1
100.0%

*	As a percentage of total investments. Please note that Fund holdings are as of January, 31, 2009 and are subject to change.

See Notes to Financial Statements.

Legg Mason Partners Municipal High Income Fund 2009 Semi-Annual Report	15

Schedule of investments (unaudited) continued

January 31, 2009

LEGG MASON PARTNERS MUNICIPAL HIGH INCOME FUND

RATINGS TABLE†
S&P/Moody’s/Fitch‡
AAA/Aaa	8.2%
AA/ Aa	2.7
A	23.3
BBB/Baa	33.1
BB/Ba	1.2
B/B	1.5
CCC/Caa	1.1
A-1/VMIG1	4.6
NR	24.3
100.0%

†	As a percentage of total investments.

‡	S&P primary rating; Moody’s secondary, then Fitch.

See pages 17 and 18 for definitions of ratings.

See Notes to Financial Statements.

16	Legg Mason Partners Municipal High Income Fund 2009 Semi-Annual Report

Bond ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.
AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A	—	Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB	—	Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B,

CCC, CC

and C	—	Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C ” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.
D	—	Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa	—	Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes can be visualized as most unlikely to impair the fundamentally strong position of such issues.
Aa	—	Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.
A	—	Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.
Baa	—	Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
Ba	—	Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

Legg Mason Partners Municipal High Income Fund 2009 Semi-Annual Report	17

Bond ratings (unaudited) continued

B	—	Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
Caa	—	Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.
Ca	—	Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.
C	—	Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch Ratings Service (“Fitch”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.
AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A	—	Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB	—	Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B,

CCC and

CC	—	Bonds rated “BB”, “B”, “CCC” and “CC” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.
NR	—	Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch.

Short-term security ratings (unaudited)

SP-1	—	Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.
A-1	—	Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.
VMIG 1	—	Moody’s highest rating for issues having a demand feature — VRDO.
MIG1	—	Moody’s highest rating for short-term municipal obligations.
P-1	—	Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.
F1	—	Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

18	Legg Mason Partners Municipal High Income Fund 2009 Semi-Annual Report

Statement of assets and liabilities (unaudited)

January 31, 2009

ASSETS:
Investments, at value (Cost — $546,435,734)	$460,799,403
Cash	28,222
Interest receivable	7,284,197
Receivable for Fund shares sold	2,055,641
Receivable for securities sold	125,000
Prepaid expenses	43,025
Total Assets	470,335,488
LIABILITIES:
Payable for Fund shares repurchased	1,277,576
Payable for securities purchased	558,083
Distributions payable	501,931
Investment management fee payable	210,778
Distribution fees payable	98,162
Payable to broker — variation margin on open futures contracts	51,161
Trustees’ fees payable	39,084
Accrued expenses	156,740
Total Liabilities	2,893,515
TOTAL NET ASSETS	$467,441,973
NET ASSETS:
Par value (Note 6)	$395
Paid-in capital in excess of par value	645,982,290
Undistributed net investment income	416,977
Accumulated net realized loss on investments and futures contracts	(93,180,580)
Net unrealized depreciation on investments and futures contracts	(85,777,109)
TOTAL NET ASSETS	$467,441,973
Shares Outstanding:
Class A	31,111,993
Class B	1,770,105
Class C	6,197,785
Class I	433,901
Net Asset Value:
Class A (and redemption price)	$11.84
Class B*	$11.79
Class C*	$11.78
Class I	$11.78
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 4.25%)	$12.37

*	Redemption price per share is NAV of Class B and C shares reduced by a 4.50% and 1.00% CDSC, respectively, if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Financial Statements.

Legg Mason Partners Municipal High Income Fund 2009 Semi-Annual Report	19

Statement of operations (unaudited)

For the Six Months Ended January 31, 2009

INVESTMENT INCOME:
Interest	$16,970,393
EXPENSES:
Investment management fee (Note 2)	1,371,168
Distribution fees (Notes 2 and 4)	647,465
Shareholder reports (Note 4)	57,211
Legal fees	42,419
Transfer agent fees (Note 4)	38,626
Registration fees	31,453
Audit and tax	25,615
Insurance	4,125
Trustees’ fees	3,862
Custody fees	2,234
Miscellaneous expenses	6,841
Total Expenses	2,231,019
NET INVESTMENT INCOME	14,739,374
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS (NOTES 1 AND 3):
Net Realized Gain (Loss) From:
Investment transactions	797,790
Futures contracts	(14,335,217)
Net Realized Loss	(13,537,427)
Change in Net Unrealized Appreciation/Depreciation From:
Investments	(77,323,886)
Futures contracts	1,065,525
Change in Net Unrealized Appreciation/Depreciation	(76,258,361)
NET LOSS ON INVESTMENTS AND FUTURES CONTRACTS	(89,795,788)
DECREASE IN NET ASSETS FROM OPERATIONS	$(75,056,414)

See Notes to Financial Statements.

20	Legg Mason Partners Municipal High Income Fund 2009 Semi-Annual Report

Statements of changes in net assets

FOR THE SIX MONTHS ENDED JANUARY 31, 2009 (unaudited) AND THE YEAR ENDED JULY 31, 2008	2009	2008
OPERATIONS:
Net investment income	$14,739,374	$24,300,523
Net realized loss	(13,537,427)	(16,779,020)
Change in net unrealized appreciation/depreciation	(76,258,361)	(14,236,554)
Decrease in Net Assets From Operations	(75,056,414)	(6,715,051)
DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTES 1 AND 5):
Net investment income	(14,684,432)	(24,235,915)
Decrease in Net Assets From Distributions to Shareholders	(14,684,432)	(24,235,915)
FUND SHARE TRANSACTIONS (NOTE 6):
Net proceeds from sale of shares	112,059,747	212,498,764
Reinvestment of distributions	10,964,702	12,234,316
Cost of shares repurchased	(103,073,619)	(125,466,969)
Increase in Net Assets From Fund Share Transactions	19,950,830	99,266,111
INCREASE (DECREASE) IN NET ASSETS	(69,790,016)	68,315,145
NET ASSETS:
Beginning of period	537,231,989	468,916,844
End of period*	$467,441,973	$537,231,989
* Includes undistributed net investment income of:	$416,977	$362,035

See Notes to Financial Statements.

Legg Mason Partners Municipal High Income Fund 2009 Semi-Annual Report	21

Financial highlights

FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED JULY 31, UNLESS OTHERWISE NOTED:
CLASS A SHARES[1]	2009[2]	2008	2007	2006	2005	2004
NET ASSET VALUE, BEGINNING OF PERIOD	$14.10	$15.01	$14.88	$14.33	$14.33	$14.64
INCOME (LOSS) FROM OPERATIONS:
Net investment income	0.38	0.74	0.74	0.81	0.83	0.94
Net realized and unrealized gain (loss)	(2.26)	(0.91)	0.15	0.50	0.08	(0.28)
Total income (loss) from operations	(1.88)	(0.17)	0.89	1.31	0.91	0.66
LESS DISTRIBUTIONS FROM:
Net investment income	(0.38)	(0.74)	(0.76)	(0.76)	(0.91)	(0.97)
Total distributions	(0.38)	(0.74)	(0.76)	(0.76)	(0.91)	(0.97)
NET ASSET VALUE, END OF PERIOD	$11.84	$14.10	$15.01	$14.88	$14.33	$14.33
Total return[3]	(13.39)%	(1.17)%	6.06%	9.40%	6.56%[4]	4.58%
NET ASSETS, END OF PERIOD (MILLIONS)	$368	$424	$379	$269	$271	$293
RATIOS TO AVERAGE NET ASSETS:
Gross expenses	0.78%[5]	0.80%	0.83%[6]	0.89%	0.93%	0.84%
Net expenses	0.78 [5]	0.80 [7]	0.83 [6,8]	0.88 [8]	0.91 [8]	0.84
Net investment income	6.03 [5]	5.06	4.88	5.55	5.83	6.41
PORTFOLIO TURNOVER RATE	11%	27%	10%	13%	42%	21%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended January 31, 2009 (unaudited).

[3]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	The prior investment manager fully reimbursed the Fund for losses incurred resulting from an investment transaction error. Without this reimbursement, total return would not have changed.

[5]	Annualized.

[6]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.82% and 0.82%, respectively.

[7]	The impact to the expense ratio was less than 0.01% as a result of fees paid indirectly.

[8]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

22	Legg Mason Partners Municipal High Income Fund 2009 Semi-Annual Report

FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED JULY 31, UNLESS OTHERWISE NOTED:
Class B Shares[1]	2009[2]	2008	2007	2006	2005	2004
NET ASSET VALUE, BEGINNING OF PERIOD	$14.11	$15.01	$14.89	$14.34	$14.34	$14.65
INCOME (LOSS) FROM OPERATIONS:
Net investment income	0.35	0.66	0.66	0.73	0.76	0.86
Net realized and unrealized gain (loss)	(2.32)	(0.90)	0.14	0.51	0.08	(0.28)
Total income (loss) from operations	(1.97)	(0.24)	0.80	1.24	0.84	0.58
LESS DISTRIBUTIONS FROM:
Net investment income	(0.35)	(0.66)	(0.68)	(0.69)	(0.84)	(0.89)
Total distributions	(0.35)	(0.66)	(0.68)	(0.69)	(0.84)	(0.89)
NET ASSET VALUE, END OF PERIOD	$11.79	$14.11	$15.01	$14.89	$14.34	$14.34
Total return[3]	(14.06)%	(1.63)%	5.45%	8.86%	6.02%[4]	4.04%
NET ASSETS, END OF PERIOD (MILLIONS)	$21	$26	$35	$44	$51	$60
RATIOS TO AVERAGE NET ASSETS:
Gross expenses	1.33%[5]	1.33%	1.36%[6]	1.40%	1.44%	1.35%
Net expenses	1.33 [5]	1.33 [7]	1.35 [6,8]	1.39 [8]	1.43 [8]	1.35
Net investment income	5.48 [5]	4.52	4.38	5.02	5.32	5.91
PORTFOLIO TURNOVER RATE	11%	27%	10%	13%	42%	21%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended January 31, 2009 (unaudited).

[3]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	The prior investment manager fully reimbursed the Fund for losses incurred resulting from an investment transaction error. Without this reimbursement, total return would not have changed.

[5]	Annualized.

[6]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 1.35% and 1.34%, respectively.

[7]	The impact to the expense ratio was less than 0.01% as a result of fees paid indirectly.

[8]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Legg Mason Partners Municipal High Income Fund 2009 Semi-Annual Report	23

Financial highlights continued

FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED JULY 31, UNLESS OTHERWISE NOTED:
CLASS C SHARES[1]	2009[2]	2008	2007	2006	2005	2004
NET ASSET VALUE, BEGINNING OF PERIOD	$14.10	$15.00	$14.87	$14.33	$14.32	$14.63
INCOME (LOSS) FROM OPERATIONS:
Net investment income	0.35	0.65	0.65	0.73	0.75	0.86
Net realized and unrealized gain (loss)	(2.32)	(0.89)	0.15	0.49	0.09	(0.28)
Total income (loss) from operations	(1.97)	(0.24)	0.80	1.22	0.84	0.58
LESS DISTRIBUTIONS FROM:
Net investment income	(0.35)	(0.66)	(0.67)	(0.68)	(0.83)	(0.89)
Total distributions	(0.35)	(0.66)	(0.67)	(0.68)	(0.83)	(0.89)
NET ASSET VALUE, END OF PERIOD	$11.78	$14.10	$15.00	$14.87	$14.33	$14.32
Total return[3]	(14.08)%	(1.66)%	5.46%	8.74%	6.03%[4]	4.00%
NET ASSETS, END OF PERIOD (MILLIONS)	$73	$86	$55	$25	$26	$24
RATIOS TO AVERAGE NET ASSETS:
Gross expenses	1.33%[5]	1.35%	1.37%[6]	1.45%	1.49%	1.40%
Net expenses	1.33 [5]	1.35 [7]	1.37 [6,8]	1.44 [8]	1.48 [8]	1.40
Net investment income	5.46 [5]	4.50	4.30	4.98	5.26	5.86
PORTFOLIO TURNOVER RATE	11%	27%	10%	13%	42%	21%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended January 31, 2009 (unaudited).

[3]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	The prior investment manager fully reimbursed the Fund for losses incurred resulting from an investment transaction error. Without this reimbursement, total return would not have changed.

[5]	Annualized.

[6]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 1.37% and 1.37%, respectively.

[7]	The impact to the expense ratio was less than 0.01% as a result of fees paid indirectly.

[8]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

24	Legg Mason Partners Municipal High Income Fund 2009 Semi-Annual Report

FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED JULY 31, UNLESS OTHERWISE NOTED:
CLASS I SHARES[1]	2009[2]	2008	2007[3]
NET ASSET VALUE, BEGINNING OF PERIOD	$14.10	$15.01	$15.20
INCOME (LOSS) FROM OPERATIONS:
Net investment income	0.39	0.74	0.26
Net realized and unrealized loss	(2.32)	(0.89)	(0.18)
Total income (loss) from operations	(1.93)	(0.15)	0.08
LESS DISTRIBUTIONS FROM:
Net investment income	(0.39)	(0.76)	(0.27)
Total distributions	(0.39)	(0.76)	(0.27)
NET ASSET VALUE, END OF PERIOD	$11.78	$14.10	$15.01
Total return[4]	(13.77)%	(1.05)%	0.53%
NET ASSETS, END OF PERIOD (000s)	$5,113	$1,393	$443
RATIOS TO AVERAGE NET ASSETS:
Gross expenses	0.62%[5]	0.66%	0.66%[5]
Net expenses	0.62 [5]	0.66 [6]	0.66 [5]
Net investment income	6.34 [5]	5.09	4.76 [5]
PORTFOLIO TURNOVER RATE	11%	27%	10%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended January 31, 2009 (unaudited).

[3]	For the period March 20, 2007 (inception date) to July 31, 2007.

[4]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	The impact to the expense ratio was less than 0.01% as a result of fees paid indirectly.

See Notes to Financial Statements.

Legg Mason Partners Municipal High Income Fund 2009 Semi-Annual Report	25

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Legg Mason Partners Municipal High Income Fund (the “Fund”), is a separate diversified series of the Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) Investment valuation. Securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various other relationships between securities. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When prices are not readily available, or are determined not to reflect fair value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Effective August 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

26	Legg Mason Partners Municipal High Income Fund 2009 Semi-Annual Report

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

	JANUARY 31, 2009	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Investments in securities	$460,799,403	—	$460,799,403	—
Other financial instruments*	(140,778)	$(140,778)	—	—
Total	$460,658,625	$(140,778)	$460,799,403	—

*	Other financial instruments may include written options, futures, swaps and forward contracts.

(b) Financial futures contracts. The Fund may enter into financial futures contracts typically to hedge against the economic impact of adverse changes in the market value of the portfolio securities due to changes in interest rates, as a substitute for buying or selling securities or as a cash flow management technique. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin, equal in value to a certain percentage of the contract amount (initial margin deposit). Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the fluctuation in the value. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying financial instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the initial margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(c) Credit and market risk. The Fund invests in high yield instruments that are subject to certain credit and market risks. The yields of high yield obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

Legg Mason Partners Municipal High Income Fund 2009 Semi-Annual Report	27

Notes to financial statements (unaudited) continued

(d) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Fund’s policy is to generally halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default.

(e) Distributions to shareholders. Distributions from net investment income on the shares of the Fund are declared each business day to shareholders of record, and are paid monthly. The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from federal and certain state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund. Distributions of net realized gains, if any, are taxable and are declared at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Class accounting. Investment income, common expenses and realized/unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that class.

(g) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute substantially all of its taxable income and net realized gains, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that as of January 31, 2009, no provision for income tax would be required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(h) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

28	Legg Mason Partners Municipal High Income Fund 2009 Semi-Annual Report

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Western Asset Management Company (“Western Asset”) is the Fund’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, in accordance with the following breakpoint schedule:

AVERAGE DAILY NET ASSETS	ANNUAL RATE
First $1 billion	0.550%
Next $1 billion	0.525
Next $3 billion	0.500
Next $5 billion	0.475
Over $10 billion	0.450

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, LMPFA pays Western Asset 70% of the net management fee it receives from the Fund.

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

There is a maximum initial sales charge of 4.25% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 4.50% on Class B shares, which applies if redemption occurs within one year from purchase payment. This CDSC declines thereafter by 0.50% the first year after purchase payment and thereafter 1.00% per year until no CDSC is incurred. Class C shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of Class A shares, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended January 31, 2009, LMIS and its affiliates received sales charges of approximately $40,000 on sales of the Fund’s Class A shares. In addition, for the six months ended January 31, 2009, CDSCs paid to LMIS and its affiliates were approximately:

	CLASS A	CLASS B	CLASS C
CDSCs	$25,000	$15,000	$34,000

Legg Mason Partners Municipal High Income Fund 2009 Semi-Annual Report	29

Notes to financial statements (unaudited) continued

The Fund had adopted an unfunded, non-qualified deferred compensation plan (the “Plan”) which allowed non-interested trustees (“Trustees”) to defer the receipt of all or a portion of the trustees’ fees earned until a later date specified by the Trustees. The deferred balances are reported in the Statement of Operations under Trustees’ fees and are considered a general obligation of the Fund and any payments made pursuant to the Plan will be made from the Fund’s general assets. The Plan was terminated effective January 1, 2006. This change will have no effect on fees previously deferred. As of January 31, 2009, the Fund had accrued $16,766 as deferred compensation payable.

Certain officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended January 31, 2009, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$53,060,996
Sales	57,132,544

At January 31, 2009, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$8,732,493
Gross unrealized depreciation	(94,368,824)
Net unrealized depreciation	$(85,636,331)

At January 31, 2009, the Fund had the following open futures contracts:

	NUMBER OF CONTRACTS	EXPIRATION DATE	BASIS VALUE	MARKET VALUE	UNREALIZED LOSS
Contracts to Sell:
U.S. Treasury 30-Year Bonds	176	3/09	$22,158,972	$22,299,750	$(140,778)

4. Class specific expenses, waivers and/or reimbursements

The Fund has adopted a Rule 12b-1 distribution plan and under that plan the Fund pays a service fee with respect to its Class A, B and C shares calculated at the annual rate of 0.15% of the average daily net assets of each respective class. The Fund also pays a distribution fee with respect to its Class B and C shares calculated at the annual rate of 0.50% and 0.55% of the average daily net assets of each class, respectively. Distribution fees are accrued and paid monthly.

30	Legg Mason Partners Municipal High Income Fund 2009 Semi-Annual Report

For the six months ended January 31, 2009, class specific expenses were as follows:

	DISTRIBUTION FEES	TRANSFER AGENT FEES	SHAREHOLDER REPORTS EXPENSES
Class A	$294,679	$28,160	$42,657
Class B	74,849	3,179	6,040
Class C	277,937	7,200	8,151
Class I	—	87	363
Total	$647,465	$38,626	$57,211

For the six months ended January 31, 2009, the Fund had no waivers or reimbursements.

5. Distributions to shareholders by class

	SIX MONTHS ENDED JANUARY 31, 2009	YEAR ENDED JULY 31, 2008
Net Investment Income
Class A	$11,794,477	$19,748,426
Class B	628,017	1,388,089
Class C	2,158,983	3,049,154
Class I	102,955	50,246
Total	$14,684,432	$24,235,915

6. Shares of beneficial interest

At January 31, 2009, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	SIX MONTHS ENDED JANUARY 31, 2009		YEAR ENDED JULY 31, 2008
	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold	6,788,443	$85,886,173	10,874,453	$158,099,937
Shares issued on reinvestment	740,454	9,120,699	720,442	10,420,588
Shares repurchased	(6,442,809)	(79,780,753)	(6,814,957)	(99,378,672)
Net increase	1,086,088	$15,226,119	4,779,938	$69,141,853

Legg Mason Partners Municipal High Income Fund 2009 Semi-Annual Report	31

Notes to financial statements (unaudited) continued

	SIX MONTHS ENDED JANUARY 31, 2009		YEAR ENDED JULY 31, 2008
	SHARES	AMOUNT	SHARES	AMOUNT
Class B
Shares sold	187,309	$2,345,470	231,174	$3,361,509
Shares issued on reinvestment	37,659	461,555	36,159	524,485
Shares repurchased	(312,777)	(3,924,320)	(745,228)	(10,814,953)
Net decrease	(87,809)	$(1,117,295)	(477,895)	$(6,928,959)
Class C
Shares sold	1,447,936	$18,150,713	3,361,122	$48,869,569
Shares issued on reinvestment	104,567	1,284,466	88,027	1,271,473
Shares repurchased	(1,469,256)	(17,791,431)	(967,648)	(14,099,151)
Net increase	83,247	$1,643,748	2,481,501	$36,041,891
Class I
Shares sold	457,701	$5,677,391	148,209	$2,167,749
Shares issued on reinvestment	8,139	97,982	1,240	17,770
Shares repurchased	(130,728)	(1,577,115)	(80,157)	(1,174,193)
Net increase	335,112	$4,198,258	69,292	$1,011,326

7. Capital loss carryforward

As of July 31, 2008, the Fund had a net capital loss carryforward of approximately $66,451,984, of which $1,263,689 expires in 2010, $3,834,151 expires in 2011, $11,653,755 expires in 2012, $25,925,282 expires in 2013, $20,423,175 expires in 2014 and $3,351,932 expires in 2016. These amounts will be available to offset any future taxable capital gains.

8. Regulatory matters

On May 31, 2005, the U.S. Securities and Exchange Commission (“SEC”) issued an order in connection with the settlement of an administrative proceeding against Smith Barney Fund Management LLC (“SBFM”), a wholly-owned subsidiary of Legg Mason and the then investment adviser or manager to the Fund, and Citigroup Global Markets Inc. (“CGM”), a former distributor of the Fund, relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds, including the Fund (the “Affected Funds”).

The SEC order found that SBFM and CGM willfully violated Section 206(1) of the Investment Advisers Act of 1940, as amended, and the rules promulgated thereunder (the “Advisers Act”). Specifically, the order found that SBFM and CGM knowingly or recklessly failed to disclose to the boards of the Affected Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group (“First Data”), the Affected Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit

32	Legg Mason Partners Municipal High Income Fund 2009 Semi-Annual Report

that, at the time, included the Affected Funds’ investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as subtransfer agent to the affiliated transfer agent in exchange, among other things, for a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGM. The order also found that SBFM and CGM willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Affected Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Affected Funds’ best interests and that no viable alternatives existed.

SBFM and CGM do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding. The SEC censured SBFM and CGM and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order required Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Affected Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan submitted for the approval of the SEC. At this time, there is no certainty as to how the above-described proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made. The order also required that transfer agency fees received from the Affected Funds since December 1, 2004, less certain expenses, be placed in escrow and provided that a portion of such fees might be subsequently distributed in accordance with the terms of the order. On April 3, 2006, an aggregate amount of approximately $9 million held in escrow was distributed to the Affected Funds.

The order required SBFM to recommend a new transfer agent contract to the Affected Funds’ boards within 180 days of the entry of the order; if a Citigroup affiliate submitted a proposal to serve as transfer agent or sub-transfer agent, SBFM and CGM would have been required, at their expense, to engage an independent monitor to oversee a competitive bidding process. On November 21, 2005, and within the specified timeframe, the Affected Funds’ boards selected a new transfer agent for the Affected Funds. No Citigroup affiliate submitted a proposal to serve as transfer agent. Under the order, SBFM also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004.

Although there can be no assurance, the manager does not believe that this matter will have a material adverse effect on the Affected Funds.

Legg Mason Partners Municipal High Income Fund 2009 Semi-Annual Report	33

Notes to financial statements (unaudited) continued

On December 1, 2005, Citigroup completed the sale of substantially all of its global asset management business, including SBFM, to Legg Mason.

9. Legal matters

Beginning in June 2004, class action lawsuits alleging violations of the federal securities laws were filed against CGM, a former distributor of the Fund and other affiliated funds (collectively, the “Funds”) and a number of its then affiliates, including SBFM and Salomon Brothers Asset Management Inc. (“SBAM”), which were then investment adviser or manager to certain of the Funds (the “Managers”), substantially all of the mutual funds then managed by the Managers (the “Defendant Funds”), and Board members of the Defendant Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGM created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Managers caused the Defendant Funds to pay excessive brokerage commissions to CGM for steering clients towards proprietary funds. The complaints also alleged that the Defendants breached their fiduciary duty to the Defendant Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Defendant Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Defendant Funds’ contracts with the Managers, recovery of all fees paid to the Managers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. On May 27, 2005, all of the Defendants filed motions to dismiss the Complaint. On July 26, 2006, the court issued a decision and order (1) finding that plaintiffs lacked standing to sue on behalf of the shareholders of the Funds in which none of the plaintiffs had invested and dismissing those Funds from the case (although stating that they could be brought back into the case if standing as to them could be established), and (2) other than one stayed claim, dismissing all of the causes of action against the remaining Defendants, with prejudice, except for the cause of action under Section 36(b) of the 1940 Act, which the court granted plaintiffs leave to repeal as a derivative claim.

On October 16, 2006, plaintiffs filed their Second Consolidated Amended Complaint (“Second Amended Complaint”) which alleges derivative claims on behalf of nine funds identified in the Second Amended Complaint, under Section 36(b) of the 1940 Act, against CAM, SBAM and SBFM as investment advisers to the identified funds, as well as CGM as a distributor for the identified funds (collectively, the “Second Amended Complaint Defendants”). The Fund was not identified in the Second Amended Complaint. The Second Amended Complaint alleges no claims against any of the funds or any of their

34	Legg Mason Partners Municipal High Income Fund 2009 Semi-Annual Report

Board Members. Under Section 36(b), the Second Amended Complaint alleges similar facts and seeks similar relief against the Second Amended Complaint Defendants as the Complaint.

On December 3, 2007, the court granted the Defendants’ motion to dismiss, with prejudice. On January 2, 2008, the plaintiffs filed a notice of appeal to the Second Circuit Court of Appeals.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed in the future.

*  *  *

Beginning in August 2005, five class action lawsuits alleging violations of federal securities laws and state law were filed against CGM and SBFM, (collectively, the “Defendants”) based on the May 31, 2005 settlement order issued against the Defendants by the SEC as described in Note 8. The complaints seek injunctive relief and compensatory and punitive damages, removal of SBFM as the investment manager for the Smith Barney family of funds, rescission of the funds’ management and other contracts with SBFM, recovery of all fees paid to SBFM pursuant to such contracts, and an award of attorneys’ fees and litigation expenses. The five actions were subsequently consolidated, and a consolidated complaint was filed.

On September 26, 2007, the United States District Court for the Southern District of New York issued an order dismissing the consolidated complaint, and judgement was later entered. An appeal has been filed and is pending before the U.S. Court of Appeals for the Second Circuit.

10. Other matters

On or about May 30, 2006, John Halebian, a purported shareholder of CitiSM New York Tax Free Reserves, a series of Legg Mason Partners Money Market Trust, formerly a series of CitiFunds Trust III (the “Subject Trust”), filed a complaint in the United States District Court for the Southern District of New York against the independent trustees of the Subject Trust (Elliott J. Berv, Donald M. Carlton, A. Benton Cocanougher, Mark T. Finn, Stephen Randolph Gross, Diana R. Harrington, Susan B. Kerley, Alan G. Merten and R. Richardson Pettit).

The Subject Trust is also named in the complaint as a nominal defendant. The complaint alleges both derivative claims on behalf of the Subject Trust and class claims on behalf of a putative class of shareholders of the Subject Trust in connection with the 2005 sale of Citigroup’s asset management business to Legg Mason and the related approval of new investment advisory agreements by the trustees and shareholders. In the derivative claim, the plaintiff alleges, among other things, that the independent trustees breached their fiduciary duty to the Subject Trust and its shareholders by failing to negotiate lower fees or seek competing bids from other qualified investment advisers in connection with

Legg Mason Partners Municipal High Income Fund 2009 Semi-Annual Report	35

Notes to financial statements (unaudited) continued

Citigroup’s sale to Legg Mason. In the claims brought on behalf of the putative class of shareholders, the plaintiff alleges that the independent trustees violated the proxy solicitation requirements of the 1940 Act, and breached their fiduciary duty to shareholders, by virtue of the voting procedures, including “echo voting,” used to obtain approval of the new investment advisory agreements and statements made in a proxy statement regarding those voting procedures. The plaintiff alleges that the proxy statement was misleading because it failed to disclose that the voting procedures violated the 1940 Act. The relief sought includes an award of damages, rescission of the advisory agreement, and an award of costs and attorney fees.

In advance of filing the complaint, Mr. Halebian’s lawyers made written demand for relief on the Board of the Subject Trust, and the Board’s independent trustees formed a demand review committee to investigate the matters raised in the demand, and subsequently in the complaint, and recommend a course of action to the Board. The committee, after a thorough review, determined that the independent trustees did not breach their fiduciary duties as alleged by Mr. Halebian, and that the action demanded by Mr. Halebian would not be in the best interests of the Subject Trust. The Board of the Subject Trust (the trustee who is an “interested person” of the Subject Trust, within the meaning of the 1940 Act, having recused himself from the matter), after receiving and considering the committee’s report and based upon the findings of the committee, subsequently also determined and, adopting the recommendation of the committee, directed counsel to move to dismiss Mr. Halebian’s complaint. A motion to dismiss was filed on October 23, 2006. Opposition papers were filed on or about December 7, 2006. The complaint was dismissed on July 31, 2007. Mr. Halebian has filed an appeal in the U.S. Court of Appeals for the Second Circuit. The appeal is pending.

11. Recent accounting pronouncement

In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statements and related disclosures.

36	Legg Mason Partners Municipal High Income Fund 2009 Semi-Annual Report

Board approval of management and subadvisory agreements (unaudited)

At a meeting of the Board of Trustees of Legg Mason Partners Income Trust (the “Trust”) held on November 10-11, 2008, the Board, including the Trustees who are not considered to be “interested persons” of the Trust (the “Independent Trustees”) under the Investment Company Act of 1940, as amended (the “1940 Act”), approved for an annual period the continuation of the management agreement (the “Management Agreement”) between the Trust and Legg Mason Partners Fund Advisor, LLC (the “Manager”) with respect to the Legg Mason Partners Municipal High Income Fund, a series of the Trust (the “Fund”), and the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and Western Asset Management Company (the “Subadviser”), an affiliate of the Manager, with respect to the Fund.

Background

The Board received information in advance of the meeting from the Manager to assist it in its consideration of the Management Agreement and the Sub-Advisory Agreement and was given the opportunity to ask questions and request additional information from management. In addition, the Independent Trustees submitted questions to management before the Meeting and considered the responses provided by management during the Meeting. The Board received and considered a variety of information about the Manager and the Subadviser, as well as the management and sub-advisory arrangements for the Fund and other funds overseen by the Board, certain portions of which are discussed below. The presentation made to the Board encompassed the Fund and all funds for which the Board has responsibility. The discussion below covers both the advisory and the administrative functions being rendered by the Manager, both of which functions are encompassed by the Management Agreement, as well as the advisory functions rendered by the Subadviser pursuant to the Sub-Advisory Agreement.

Board approval of management agreement and sub-advisory agreement

The Independent Trustees were advised by separate independent legal counsel throughout the process. Prior to voting, the Independent Trustees received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Management Agreement and the Sub-Advisory Agreement. The Independent Trustees also discussed the proposed continuation of the Management Agreement and the Sub-Advisory Agreement in private sessions with their independent legal counsel at which no representatives of the Manager were present. In approving the Management Agreement and Sub-Advisory Agreement, the Board, including the Independent Trustees, considered a variety of factors, including those factors discussed below. No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreement, and each Trustee may have attributed different weight to the various factors.

Legg Mason Partners Municipal High Income Fund	37

Board approval of management and subadvisory agreements (unaudited) continued

Nature, extent and quality of the services under the management agreement and sub-advisory agreement

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Subadviser under the Management Agreement and the Sub-Advisory Agreement, respectively, during the past year. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Subadviser took into account the Board’s knowledge and familiarity gained as Trustees of funds in the Legg Mason Partners fund complex, including the scope and quality of the investment management and other capabilities of the Manager and the Subadviser, and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager and the Subadviser had continued to expand as a result of regulatory, market and other developments, including maintaining and monitoring their own and the Fund’s expanded compliance programs. The Board also noted that on a regular basis it received and reviewed information from the Manager and the Subadviser regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act.

The Board reviewed the qualifications, backgrounds and responsibilities of the Fund’s senior personnel and the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of the Manager and its affiliates, the financial resources of Legg Mason, Inc., the parent organization of the Manager and the Subadviser.

The Board considered the division of responsibilities between the Manager and the Subadviser and the oversight provided by the Manager. The Board also considered the Manager’s and the Subadviser’s brokerage policies and practices. In addition, management also reported to the Board on, among other things, its business plans and organizational changes. The Board concluded that, overall, the nature, extent and quality of services provided (and expected to be provided) under the Management Agreement and the Sub-Advisory Agreement were satisfactory.

Fund performance

The Board received and considered performance information for the Fund as well as for a group of funds (the “Performance Universe”) selected by Lipper, Inc. (“Lipper”), an independent provider of investment company data. The Board was provided with a description of the methodology Lipper used to determine the similarity of the Fund with the funds included in the Performance Universe. The Board also noted that it had received and

38	Legg Mason Partners Municipal High Income Fund

discussed with management information throughout the year at periodic intervals comparing the Fund’s performance against its benchmark and against the Fund’s peers. In addition, the Board considered the Fund’s performance in light of overall financial market conditions.

The information comparing the Fund’s performance to that of its Performance Universe, consisting of all retail and institutional funds classified as high yield municipal debt funds by Lipper, showed, among other data, that the Fund’s performance for the 1-, 3- and 5-year periods ended June 30, 2008 was above the median.

Based on its review, which included careful consideration of all of the factors noted above, the Board concluded that the performance of the Fund was satisfactory.

Management fees and expense ratios

The Board reviewed and considered the contractual management fee (the “Contractual Management Fee”) payable by the Fund to the Manager in light of the nature, extent and quality of the management and sub-advisory services provided by the Manager and the Subadviser. The Board also reviewed and considered that fee waiver and/or expense reimbursement arrangements are currently in place for the Fund and considered the actual fee rate (after taking waivers and reimbursements into account) (the “Actual Management Fee”). In addition, the Board noted that the compensation paid to the Subadviser is paid by the Manager, not the Fund, and, accordingly, that the retention of the Subadviser does not increase the fees or expenses otherwise incurred by the Fund’s shareholders.

In addition, the Board received and considered information comparing the Contractual Management Fee and the Actual Management Fee and the Fund’s total actual expenses with those of funds in both the relevant expense group and a broader group of funds, each selected and provided by Lipper. The Board also reviewed information regarding fees charged by the Manager to other U.S. clients investing primarily in an asset class similar to that of the Fund, including, where applicable, separate accounts.

The Manager reviewed with the Board the differences in the scope of services provided to the Fund and to these other clients, noting that the Fund is provided with administrative services (including services related to the preparation and maintenance of the Fund’s registration statement and shareholder reports, as well as calculation of the Fund’s net asset value on a daily basis), office facilities, Fund officers (including the Fund’s chief executive, chief financial and chief compliance officers), and that the Manager coordinates and oversees the provision of services to the Fund by other Fund service providers. The Board considered the fee comparisons in light of the differences required to manage these different types of accounts. The Board also considered and discussed information about the Subadviser’s fees,

Legg Mason Partners Municipal High Income Fund	39

Board approval of management and subadvisory agreements (unaudited) continued

including the amount of the management fees retained by the Manager after payment of the subadvisory fee. The Board also received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes.

The information comparing the Fund’s Contractual and Actual Management Fees as well as its actual total expense ratio to its Expense Group, consisting of a group of retail front-end load funds (including the Fund) classified as high yield municipal debt funds and chosen by Lipper to be comparable to the Fund, showed that the Fund’s Contractual Management Fee was slightly below the median and Actual Management Fee (which reflects a fee waiver) was above the median. The Board noted that the Fund’s actual total expense ratio was below the median.

Taking all of the above into consideration, the Board determined that the management fee and the subadvisory fees for the Fund were reasonable in light of the nature, extent and quality of the services provided to the Fund under the Management Agreement and the Sub-Advisory Agreement.

Manager profitability

The Board received and considered an analysis of the profitability of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the Legg Mason Partners fund complex as a whole. In addition, the Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data. It was noted that the allocation methodologies had been reviewed by an outside consultant the year before. The profitability of the Manager and its affiliates was considered by the Board not excessive in light of the nature, extent and quality of the services provided to the Fund and the type of fund it represented.

Economies of scale

The Board received and discussed information concerning whether the Manager realizes economies of scale as the Fund’s assets grow. The Board noted that the Manager had previously agreed to institute breakpoints in the Fund’s Contractual Management Fee, reflecting the potential for reducing the Contractual Management Fee as the Fund grows. The Board considered whether the breakpoint fee structure was a reasonable means of sharing any economies of scale or other efficiencies that might accrue from increases in the Fund’s asset levels. The Board noted that the Fund had not reached the specified asset level at which a breakpoint to its Contractual Management Fee would be triggered.

The Board determined that the management fee structure for the Fund, including breakpoints, was reasonable.

40	Legg Mason Partners Municipal High Income Fund

Other benefits to the manager and the subadviser

The Board considered other benefits received by the Manager, the Subadviser and their affiliates as a result of their relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders.

In light of the costs of providing investment management and other services to the Fund and the ongoing commitment of the Manager and the Subadviser to the Fund, the Board considered that the ancillary benefits that the Manager and its affiliates received were reasonable.

* * *

In light of all of the foregoing, the Board determined that the continuation of each of the Management Agreement and Sub-Advisory Agreement would be in the best interests of the Fund’s shareholders and approved the continuation of such agreements for another year.

Legg Mason Partners Municipal High Income Fund	41

Legg Mason Partners Municipal High Income Fund

Trustees

Elliott J. Berv

A. Benton Cocanougher

Jane F. Dasher

Mark T. Finn

R. Jay Gerken, CFA
Chairman

Rainer Greeven

Stephen R. Gross

Richard E. Hanson, Jr.

Diana R. Harrington

Susan M. Heilbron

Susan B. Kerley

Alan G. Merten

R. Richardson Pettit

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Western Asset Management Company

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust Company

Transfer agent*

Boston Financial Data Services, Inc.

2 Heritage Drive

North Quincy, Massachusetts

02171

Independent registered public accounting firm

KPMG LLP

345 Park Avenue

New York, New York 10154

*	Prior to April 4, 2009, PNC Global Investment Servicing was the Fund’s transfer agent.

Legg Mason Partners Municipal High Income Fund

The Fund is a separate investment series of Legg Mason Partners Income Trust, a Maryland business trust.

LEGG MASON PARTNERS MUNICIPAL HIGH INCOME FUND

Legg Mason Funds

55 Water Street

New York, New York 10041

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call Funds Investor Services at 1-800-822-5544 or Institutional Shareholder Services at 1-888-425-6432.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio transactions are available (1) without charge, upon request, by calling Funds Investor Services at 1-800-822-5544 or Institutional Shareholder Services at 1-888-425-6432, (2) on the Fund’s website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Legg Mason Partners Municipal High Income Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/individualinvestors

© 2009 Legg Mason Investor Services, LLC

Member FINRA, SIPC

BUILT TO WINSM

At Legg Mason, we’ve assembled a collection of experienced investment management firms and empowered each of them with the tools, the resources and, most importantly, the independence to pursue the strategies they know best.

•	Each was purposefully chosen for their commitment to investment excellence.

•	Each is focused on specific investment styles and asset classes.

•	Each exhibits thought leadership in their chosen area of focus.

Together, we’ve built a powerful portfolio of solutions for financial advisors and their clients. And it has made us a world leader in money management.*

*	Ranked ninth-largest money manager in the world, according to Pensions & Investments, May 26, 2008, based on 12/31/07 worldwide assets under management.

www.leggmason.com/individualinvestors

©2009 Legg Mason Investor Services, LLC Member FINRA, SIPC

FD02173 3/09 SR09-767

NOT PART OF THE SEMI-ANNUAL REPORT

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF INCOME SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Income Trust

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of Legg Mason Partners Income Trust

Date: April 1, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of Legg Mason Partners Income Trust

Date:	April 1, 2009

By:	/s/ Frances M. Guggino
(Frances M. Guggino)
Chief Financial Officer of Legg Mason Partners Income Trust

Date:	April 1, 2009